Accounts Payable and Accrued Liabilities - Schedule of Current and Long Term Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Success fee obligation	$ 3,639	$ 7,375
Current portion	(2,983)	(3,736)
Long term portion	$ 656	$ 3,639